Risk/Return Detail Data - FidelityGrowthStrategiesFund-AMCIZPRO	Oct. 04, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Mt. Vernon Street Trust
FidelityGrowthStrategiesFund-AMCIZPRO | Fidelity Growth Strategies Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Growth Strategies Fund /Fidelity Advisor® Growth Strategies Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Growth Strategies Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 30 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75 % of the average value of its portfolio.
Portfolio Turnover, Rate	75.00%
Expenses Deferred Charges [Text Block]	A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 30 of the prospectus and in the sales charge waiver appendix to the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing in companies that Fidelity Management & Research Company LLC (FMR) believes offer the potential for accelerated earnings or revenue growth (stocks of these companies are often called "growth" stocks). Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Growth Strategies Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information for Fidelity® Growth Strategies Fund, a class of shares of Fidelity® Growth Strategies Fund. Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of Fidelity® Growth Strategies Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time.
Performance One Year or Less [Text]	Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	* The returns shown above are for Fidelity® Growth Strategies Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Growth Strategies Fund because the classes are invested in the same portfolio of securities. Class A's, Class M's, Class C's, Class I's, and Class Z's returns would differ from Fidelity® Growth Strategies Fund's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	10.93%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	25.82%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(19.41%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityGrowthStrategiesFund-AMCIZPRO | Fidelity Growth Strategies Fund | Fidelity Advisor Growth Strategies Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[1]
Management fee	0.72%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[3]
Total annual operating expenses	1.73%
Expenses Deferred Charges [Text Block]	B On Class C shares redeemed less than one year after purchase.
1 year	$ 276
3 years	545
5 years	939
10 years	1,842
1 Year	176
3 Years	545
5 Years	939
10 Years	$ 1,842
FidelityGrowthStrategiesFund-AMCIZPRO | Fidelity Growth Strategies Fund | Fidelity Advisor Growth Strategies Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[4]
Management fee	0.72%	[2],[3]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[3]
Total annual operating expenses	1.23%
1 year	$ 471
3 years	727
5 years	1,002
10 years	1,787
1 Year	471
3 Years	727
5 Years	1,002
10 Years	$ 1,787
FidelityGrowthStrategiesFund-AMCIZPRO | Fidelity Growth Strategies Fund | Fidelity Advisor Growth Strategies Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.72%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[3]
Total annual operating expenses	0.73%
1 year	$ 75
3 years	233
5 years	406
10 years	906
1 Year	75
3 Years	233
5 Years	406
10 Years	$ 906
FidelityGrowthStrategiesFund-AMCIZPRO | Fidelity Growth Strategies Fund | Fidelity Advisor Growth Strategies Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.60%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[3]
Total annual operating expenses	0.61%
1 year	$ 62
3 years	195
5 years	340
10 years	762
1 Year	62
3 Years	195
5 Years	340
10 Years	$ 762
FidelityGrowthStrategiesFund-AMCIZPRO | Fidelity Growth Strategies Fund | Fidelity Advisor Growth Strategies Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[4]
Management fee	0.72%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[3]
Total annual operating expenses	0.98%
1 year	$ 669
3 years	869
5 years	1,086
10 years	1,707
1 Year	669
3 Years	869
5 Years	1,086
10 Years	$ 1,707
2014	13.69%
2015	3.17%
2016	2.72%
2017	21.50%
2018	(6.96%)
2019	36.59%
2020	29.41%
2021	21.43%
2022	(26.50%)
2023	20.93%
FidelityGrowthStrategiesFund-AMCIZPRO | Fidelity Growth Strategies Fund | Return Before Taxes | Fidelity Advisor Growth Strategies Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	20.93%
Past 5 years	13.79%
Past 10 years	10.02%
FidelityGrowthStrategiesFund-AMCIZPRO | Fidelity Growth Strategies Fund | After Taxes on Distributions | Fidelity Advisor Growth Strategies Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	20.91%
Past 5 years	12.50%
Past 10 years	9.34%
FidelityGrowthStrategiesFund-AMCIZPRO | Fidelity Growth Strategies Fund | After Taxes on Distributions and Sales | Fidelity Advisor Growth Strategies Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	12.40%
Past 5 years	11.08%
Past 10 years	8.26%
FidelityGrowthStrategiesFund-AMCIZPRO | Fidelity Growth Strategies Fund | RS012
Risk/Return:
Label	Russell Midcap® Growth Index
Past 1 year	25.87%
Past 5 years	13.81%
Past 10 years	10.57%
FidelityGrowthStrategiesFund-AMCIZPRO | Fidelity Growth Strategies Fund | RS003
Risk/Return:
Label	Russell 3000® Index
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%

[1]	B On Class C shares redeemed less than one year after purchase.
[2]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Growth Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[3]	B Based on estimated amounts for the current fiscal year.
[4]
A       Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.